Schedule of Anti-dilutive Securities Excluded from Computation of Earnings per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	20,728,822	563,387	2,393,795,000	584,165,000
Common Stock Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	2,269,356	459,856	2,269,356,000	459,856,000
Common StockOptions and RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	1,775,444	82,719	104,257,000	104,127,000
Unit Purchase Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	20,182	20,812	20,182,000	20,182,000
Series B Two Convertiable Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	6,636,981
Series B-3 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	10,026,859